FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 332,098	$ 406,636
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	133,308	187,068
Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	196,101	217,960
Other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,771	870
Long term deposit
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 918	$ 738